Document and Entity Information	Nov. 04, 2021
Cover [Abstract]
Entity Address, Country	CA
Amendment Flag	false
Entity Central Index Key	0000882361
Document Type	8-K
Document Period End Date	Nov. 04, 2021
Entity Registrant Name	Aptose Biosciences Inc.
Entity Incorporation State Country Code	Z4
Entity File Number	001-32001
Entity Tax Identification Number	98-1136802
Entity Address, Address Line One	251 Consumers Road
Entity Address, Address Line Two	Suite 1105
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M2J 4R3
City Area Code	(647)
Local Phone Number	479-9828
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Shares, no par value
Trading Symbol	APTO
Security Exchange Name	NASDAQ